The Chesapeake Growth Fund
Schedule of Investments
July 31, 2023 (Unaudited)

Common Stocks - 91.3%	Shares	Value
Communications - 8.1%
Entertainment Content - 1.4%
Walt Disney Company (The) *	6,075	$ 540,007

Internet Media & Services - 6.7%
Alphabet, Inc. - Class C *	14,480	1,927,433
Netflix, Inc. *	1,645	722,105
		2,649,538
Consumer Discretionary - 13.5%
Automotive - 0.3%
Ferrari N.V.	380	121,748

E-Commerce Discretionary - 5.2%
Amazon.com, Inc. *	12,695	1,697,067
MercadoLibre, Inc. *	276	341,702
		2,038,769
Home Construction - 1.9%
Toll Brothers, Inc.	9,275	745,061

Retail - Discretionary - 6.1%
AutoZone, Inc. *	80	198,537
lululemon athletica, inc. *	2,456	929,670
TJX Companies, Inc. (The)	14,722	1,273,895
		2,402,102
Consumer Staples - 2.7%
Beverages - 1.2%
Monster Beverage Corporation *	7,895	453,884

Tobacco & Cannabis - 1.5%
Philip Morris International, Inc.	5,950	593,334

Energy - 5.7%
Oil & Gas Producers - 5.7%
Callon Petroleum Company *	20,565	772,421
Pioneer Natural Resources Company	6,444	1,454,218
		2,226,639
Financials - 5.5%
Banking - 4.5%
Bank of America Corporation	55,412	1,773,184

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 91.3% (Continued)	Shares	Value
Financials - 5.5% (Continued)
Insurance - 1.0%
Berkshire Hathaway, Inc. - Class B *	1,125	$ 395,955

Health Care - 8.9%
Health Care Facilities & Services - 4.3%
Humana, Inc.	3,700	1,690,271

Medical Equipment & Devices - 4.6%
DexCom, Inc. *	4,960	617,817
Intuitive Surgical, Inc. *	3,662	1,187,953
		1,805,770
Industrials - 12.1%
Aerospace & Defense - 7.3%
Boeing Company (The) *	5,508	1,315,586
Lockheed Martin Corporation	585	261,126
TransDigm Group, Inc.	1,435	1,291,098
		2,867,810
Electrical Equipment - 3.4%
AMETEK, Inc.	4,985	790,621
Rockwell Automation, Inc.	1,690	568,330
		1,358,951
Transportation & Logistics - 1.4%
Copa Holdings, S.A. - Class A	4,590	541,712

Materials - 1.8%
Chemicals - 0.6%
PPG Industries, Inc.	1,640	235,996

Construction Materials - 1.2%
Vulcan Materials Company	2,115	466,358

Real Estate - 4.5%
REITs - 4.5%
Equinix, Inc.	675	546,696
Simon Property Group, Inc.	9,710	1,209,866
		1,756,562
Technology - 28.5%
Semiconductors - 4.1%
Advanced Micro Devices, Inc. *	4,050	463,320
NXP Semiconductors N.V.	5,121	1,141,881
		1,605,201

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 91.3% (Continued)	Shares	Value
Technology - 28.5% (Continued)
Software - 8.5%
Microsoft Corporation	6,985	$ 2,346,401
Salesforce, Inc. *	1,280	288,013
Synopsys, Inc. *	1,550	700,290
		3,334,704
Technology Hardware - 6.8%
Apple, Inc.	13,625	2,676,631

Technology Services - 9.1%
Mastercard, Inc. - Class A	5,584	2,201,660
Moody's Corporation	1,755	619,076
PayPal Holdings, Inc. *	7,315	554,623
Visa, Inc. - Class A	825	196,127
		3,571,486

Total Common Stocks (Cost $26,934,896)		$ 35,851,673

Money Market Funds - 9.5%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 5.16% (a) (Cost $3,746,416)	3,746,416	$ 3,746,416

Total Investments at Value - 100.8% (Cost $30,681,312)		$ 39,598,089

Liabilities in Excess of Other Assets - (0.8%)		(310,070)

Total Net Assets - 100.0%		$ 39,288,019

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2023.